Related party transactions - Loans to shareholders (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 14,795,000	$ 123,000	$ 8
ECL of loans receivable from related party	3,282,000	0
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Loans to shareholders			$ 8
Employees
Disclosure of transactions between related parties [line items]
Loans to shareholders	356,000	$ 123,000
Castcrown Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	4,455,000
MX Capital Ltd
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 9,984,000